WARRANTS (Details Narrative) - USD ($)																					1 Months Ended														12 Months Ended
	Sep. 12, 2016	Aug. 10, 2016	Aug. 09, 2016	Jul. 15, 2016	Jul. 12, 2016	Jul. 11, 2016	Jun. 10, 2016	Jun. 03, 2016	May 12, 2016	May 09, 2016	May 03, 2016	Apr. 05, 2016	Feb. 11, 2016	Feb. 08, 2016	Nov. 12, 2015	Feb. 03, 2015	Oct. 07, 2014	Jan. 09, 2012	Sep. 13, 2011	Apr. 12, 2010	Sep. 30, 2016	Sep. 26, 2016	Sep. 23, 2016	Sep. 20, 2016	Aug. 16, 2016	Jun. 16, 2016	Feb. 23, 2016	Sep. 29, 2015	Sep. 25, 2015	Sep. 17, 2015	Apr. 21, 2015	Jan. 29, 2015	Jan. 20, 2015	Sep. 24, 2014	Aug. 04, 2016	Aug. 04, 2015	Sep. 30, 2010	Sep. 30, 2009
Warrants [Member]
Warrant issued	276,655	259,775	259,775	258,135	258,135	258,135	440,000	440,000	277,645	277,645	277,645	193,415	215,000	215,000	15,000	335,850	100,000	30,000	50,000	748,030	276,655	276,655	276,655	276,655	259,775	440,000	215,000		409,775	409,775	629,030	335,850	335,850	200,000		409,775
Warrant issued to purchase common share	276,655	259,775	259,775	258,135	258,135	258,135	440,000	440,000	277,645	277,645	277,645	193,415	215,000	215,000	15,000	335,850	100,000	30,000	50,000	748,030	276,655	276,655	276,655	276,655	259,775	440,000	215,000		409,775	409,775	629,030	335,850	335,850	200,000		409,775
Warrant issued to purchase common share par value	$ 0.30	$ 0.30	$ 0.30	$ 0.30	$ 0.30	$ 0.30	$ 0.30	$ 0.30	$ 0.30	$ 0.30	$ 0.30	$ 0.3	$ 0.28	$ 0.28	$ 0.3	$ 0.25	$ 0.25	$ 0.075	$ 0.075	$ 0.085	$ 0.30	$ 0.30	$ 0.30	$ 0.30	$ 0.30	$ 0.30	$ 0.28		$ 0.30	$ 0.30	$ 0.25	$ 0.25	$ 0.25	$ 0.25		$ 0.30
Expiry date	Sep. 12, 2019	Aug. 10, 2019	Aug. 09, 2019	Jul. 15, 2019	Jul. 12, 2019	Jul. 11, 2019	Jun. 10, 2019	Jun. 03, 2019	May 13, 2019	May 09, 2019	May 03, 2019	Apr. 05, 2019	Feb. 11, 2019	Feb. 08, 2019	Nov. 12, 2018	Feb. 03, 2018	Oct. 07, 2016	Jun. 30, 2014	Jun. 30, 2014	Apr. 11, 2015	Sep. 30, 2019	Sep. 26, 2019	Sep. 23, 2019	Sep. 20, 2019	Aug. 16, 2019	Jun. 16, 2019	Feb. 28, 2019	Aug. 29, 2018	Aug. 25, 2018	Aug. 17, 2018	Apr. 21, 2018	Jan. 29, 2018	Jan. 20, 2018	Sep. 24, 2016	Aug. 04, 2018
Fair value of the warrants	$ 82,795		$ 76,138			$ 90,583		$ 122,966			$ 74,331	$ 45,065		$ 69,052	$ 5,830		$ 19,984			$ 262,090											$ 220,058		$ 101,694	$ 39,969		$ 144,176
Assumed dividend yeild	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%			0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%		0.00%	0.00%
Assumed expected volatility	161.47%	167.09%	167.16%	168.80%	168.80%	168.80%	172.57%	172.45%	174.49%	174.31%	179.30%	191.15%	296.52%	296.48%	333.42%	39260.00%	479.35%			103.86%	161.23%	161.36%	161.32%	161.18%	165.14%	172.16%	297.93%	332.95%	333.91%	334.50%	398.43%		392.60%	479.35%
Assumed risk-free interest rate	0.92%	0.80%	0.84%	0.87%	0.81%	0.77%	0.87%	0.92%	0.91%	0.86%	0.92%	191.15%	0.81%	0.83%	1.24%	0.85%	0.98%			3.00%	0.88%	0.87%	0.90%	0.93%	0.87%	0.81%	0.90%	0.92%	1.00%	1.08%	0.86%		0.85%
Assumed expected life	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	2 years	2 years			5 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years		3 years	2 years
Stock based compensation																																					$ 262,090	$ 73,725
Warrants [Member] | Maximum [Member]
Assumed risk-free interest rate																																		1.08%
Warrants [Member] | Minimum [Member]
Assumed risk-free interest rate																																		1.03%
Warrants 1 [Member]
Warrant issued	276,655																				276,655	276,655	276,655	276,655
Warrant issued to purchase common share	276,655																				276,655	276,655	276,655	276,655
Warrant issued to purchase common share par value	$ 0.30																				$ 0.30	$ 0.30	$ 0.30	$ 0.30
Expiry date	Sep. 12, 2018																				Sep. 30, 2018	Sep. 26, 2018	Sep. 23, 2018	Sep. 20, 2018
Fair value of the warrants	$ 82,795
Assumed dividend yeild	0.00%																				0.00%	0.00%	0.00%	0.00%
Assumed expected volatility	161.47%																				161.23%	161.36%	161.32%	161.18%
Assumed risk-free interest rate	0.92%																				0.88%	0.87%	0.90%	0.93%
Assumed expected life	3 years																				3 years	3 years	3 years	3 years